Summary of Goodwill (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Goodwill at beginning of period	$ 207,399	$ 208,479
Exchange adjustment	(2,232)	(1,080)
Goodwill at end of period	$ 205,167	$ 207,399